UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexandra Investment Management, LLC
Address: 780 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-10827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Polemeni
Title:     Chief Legal Officer and Chief Compliance Officer
Phone:     212-301-1800

Signature, Place, and Date of Signing:

     /s/ Mark Polemeni     New York, NY/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $77,957 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      NOTE 5.250% 3/1  013817AT8     8797  5000000 PRN      SOLE                  5000000        0        0
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4      550   500000 PRN      SOLE                   500000        0        0
ANADIGICS INC                  NOTE 5.000%10/1  032515AD0    29004 29150000 PRN      SOLE                 29150000        0        0
APPLIED ENERGETICS INC         COM              03819M106       50   104348 SH  CALL SOLE                   104348        0        0
BIOMARIN PHARMACEUTICAL INC    NOTE 1.875% 4/2  09061GAD3     1778  2000000 PRN      SOLE                  2000000        0        0
CYCLACEL PHARMACEUTICALS INC   PFD CONV EX 6%   23254L207      157   123400 SH       SOLE                   123400        0        0
DANA HOLDING CORP              COM              235825205       16    12319 SH       SOLE                    12319        0        0
EMPIRE RESORTS INC             NOTE 8.000% 7/3  292052AB3     1040  2700000 PRN      SOLE                  2700000        0        0
ENER1 INC                      COM NEW          29267A203     2496   457143 SH  CALL SOLE                   457143        0        0
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1  292659AA7     4219  6750000 PRN      SOLE                  6750000        0        0
EXIDE TECHNOLOGIES             *W EXP 05/05/201 302051123       11    44193 SH       SOLE                    44193        0        0
JOHNSON CTLS INC               NOTE 6.500% 9/3  478366AS6    10089  5000000 PRN      SOLE                  5000000        0        0
MENTOR GRAPHICS CORP           FRNT 8/0         587200AD8      159   170000 PRN      SOLE                   170000        0        0
PG&E CORP                      NOTE 9.500% 6/3  69331CAD0    12739  5000000 PRN      SOLE                  5000000        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5      690  1100000 PRN      SOLE                  1100000        0        0
SINCLAIR BROADCAST GROUP INC   NOTE 3.000% 5/1  829226AW9      840  1000000 PRN      SOLE                  1000000        0        0
STANDARD MTR PRODS INC         SDCV 6.750% 7/1  853666AB1     1337  1350000 PRN      SOLE                  1350000        0        0
SYMMETRICOM INC                NOTE 3.250% 6/1  871543AB0     2015  2370000 PRN      SOLE                  2370000        0        0
WATSON PHARMACEUTICALS INC     DBCV 1.750% 3/1  942683AC7     1970  2000000 PRN      SOLE                  2000000        0        0